OTHER ASSETS - Other noncurrent assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Other assets	$ 485.1	$ 336.1
Less current portion of contract assets	(174.9)	(168.4)
Less current portion of contract costs (included in "Other current assets")	(59.9)	(54.5)
Total other assets	$ 250.3	$ 113.2